Cost of Revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cost Of Revenues Abstract
Payroll and related benefits (including share-based compensation)	$ 796	$ 655	$ 473
Raw materials subcontractors and auxiliary materials	828	461	389
Shipping	50	39	69
Royalties to the IIA	123	116	48
Others	146	153	124
Total	$ 1,943	$ 1,424	$ 1,103